AST MID-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.2%
Common Stocks — 95.2%
Aerospace & Defense — 1.7%
Howmet Aerospace, Inc.	60,039	$1,857,006
L3Harris Technologies, Inc.	10,728	2,229,600
Spirit AeroSystems Holdings, Inc. (Class A Stock)	97,769	2,143,097
Textron, Inc.	59,800	3,483,948
		9,713,651
Airlines — 0.8%
Alaska Air Group, Inc.*	82,502	3,229,953
Delta Air Lines, Inc.*	39,193	1,099,756
		4,329,709
Auto Components — 1.8%
Aptiv PLC*	39,731	3,107,362
BorgWarner, Inc.(a)	95,200	2,989,280
Lear Corp.	11,275	1,349,505
Visteon Corp.*	22,874	2,426,016
		9,872,163
Banks — 5.4%
Cadence Bank(a)	140,280	3,564,515
Comerica, Inc.	22,547	1,603,092
East West Bancorp, Inc.	19,381	1,301,240
Huntington Bancshares, Inc.	136,300	1,796,434
KeyCorp	101,189	1,621,048
Prosperity Bancshares, Inc.(a)	65,852	4,391,011
Signature Bank	6,598	996,298
SVB Financial Group*(a)	3,164	1,062,408
Umpqua Holdings Corp.	103,136	1,762,594
Western Alliance Bancorp	45,348	2,981,178
Wintrust Financial Corp.	8,886	724,653
Zions Bancorp NA	175,697	8,935,949
		30,740,420
Beverages — 0.2%
Coca-Cola Europacific Partners PLC (United Kingdom)	30,590	1,303,746
Building Products — 2.1%
Builders FirstSource, Inc.*	77,395	4,560,113
Fortune Brands Home & Security, Inc.	19,458	1,044,700
Johnson Controls International PLC	54,325	2,673,877
Masco Corp.(a)	36,186	1,689,524
Owens Corning	24,900	1,957,389
		11,925,603
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)	77,300	2,977,596
Cboe Global Markets, Inc.	13,872	1,628,157
Evercore, Inc. (Class A Stock)	1,432	117,782
Invesco Ltd.(a)	58,254	798,080
Northern Trust Corp.	18,666	1,597,063
Raymond James Financial, Inc.	27,441	2,711,720
State Street Corp.	18,835	1,145,356
TPG, Inc.(a)	36,642	1,020,113
		11,995,867
	Shares	Value
Common Stocks (continued)
Chemicals — 4.1%
Ashland, Inc.	19,400	$1,842,418
Axalta Coating Systems Ltd.*	73,735	1,552,859
Celanese Corp.	34,443	3,111,581
Corteva, Inc.	75,881	4,336,599
DuPont de Nemours, Inc.	36,580	1,843,632
Eastman Chemical Co.	26,279	1,867,123
FMC Corp.	27,999	2,959,494
International Flavors & Fragrances, Inc.	10,589	961,799
RPM International, Inc.	28,200	2,349,342
Westlake Corp.	26,550	2,306,664
		23,131,511
Commercial Services & Supplies — 1.4%
Clean Harbors, Inc.*	34,344	3,777,153
GFL Environmental, Inc. (Canada)(a)	34,131	863,173
Republic Services, Inc.	22,358	3,041,582
		7,681,908
Communications Equipment — 1.8%
F5, Inc.*	21,060	3,048,014
Lumentum Holdings, Inc.*	49,456	3,391,198
Motorola Solutions, Inc.	17,079	3,825,183
		10,264,395
Construction & Engineering — 0.3%
Quanta Services, Inc.(a)	11,135	1,418,488
Construction Materials — 0.3%
Vulcan Materials Co.	9,634	1,519,378
Consumer Finance — 0.6%
Discover Financial Services	11,497	1,045,307
SLM Corp.	148,044	2,071,136
		3,116,443
Containers & Packaging — 3.3%
AptarGroup, Inc.	27,600	2,622,828
Avery Dennison Corp.	26,355	4,287,958
Berry Global Group, Inc.*	33,069	1,538,701
Crown Holdings, Inc.	46,264	3,748,772
Graphic Packaging Holding Co.	103,781	2,048,637
Packaging Corp. of America(a)	24,150	2,711,803
Westrock Co.	57,649	1,780,778
		18,739,477
Distributors — 0.5%
LKQ Corp.	63,816	3,008,924
Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.*	8,457	695,588
Diversified Financial Services — 1.9%
Apollo Global Management, Inc.	32,819	1,526,084
Element Fleet Management Corp. (Canada)	111,839	1,319,706
Equitable Holdings, Inc.	90,719	2,390,446
Voya Financial, Inc.(a)	87,947	5,320,793
		10,557,029
A1

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities — 2.4%
Alliant Energy Corp.	55,100	$2,919,749
Edison International	22,688	1,283,687
Eversource Energy	22,643	1,765,248
PG&E Corp.*(a)	245,230	3,065,375
Pinnacle West Capital Corp.	26,819	1,730,094
Xcel Energy, Inc.	47,000	3,008,000
		13,772,153
Electrical Equipment — 1.8%
Eaton Corp. PLC	20,360	2,715,209
Hubbell, Inc.	14,500	3,233,500
Regal Rexnord Corp.	19,094	2,680,034
Sensata Technologies Holding PLC(a)	37,988	1,416,193
		10,044,936
Electronic Equipment, Instruments & Components — 2.7%
Amphenol Corp. (Class A Stock)	44,700	2,993,112
Corning, Inc.	53,247	1,545,228
Flex Ltd.*	283,401	4,721,460
National Instruments Corp.	68,605	2,589,153
TE Connectivity Ltd. (Switzerland)	14,606	1,611,918
Zebra Technologies Corp. (Class A Stock)*	6,781	1,776,690
		15,237,561
Energy Equipment & Services — 0.2%
Halliburton Co.	43,094	1,060,974
Entertainment — 0.8%
Electronic Arts, Inc.	11,584	1,340,385
Live Nation Entertainment, Inc.*	31,600	2,402,864
Warner Bros. Discovery, Inc.*(a)	74,507	856,830
		4,600,079
Equity Real Estate Investment Trusts (REITs) — 6.9%
Alexandria Real Estate Equities, Inc.	28,600	4,009,434
American Homes 4 Rent (Class A Stock)	64,700	2,122,807
Boston Properties, Inc.	7,897	592,038
Brixmor Property Group, Inc.	80,813	1,492,616
Camden Property Trust	14,300	1,708,135
Equity LifeStyle Properties, Inc.	44,900	2,821,516
Essex Property Trust, Inc.	2,818	682,604
Gaming & Leisure Properties, Inc.	84,033	3,717,620
Host Hotels & Resorts, Inc.	90,762	1,441,301
Lamar Advertising Co. (Class A Stock)(a)	39,500	3,258,355
Life Storage, Inc.	19,735	2,185,849
Mid-America Apartment Communities, Inc.	10,643	1,650,410
National Retail Properties, Inc.	76,700	3,057,262
Ryman Hospitality Properties, Inc.	34,677	2,551,880
Spirit Realty Capital, Inc.	29,918	1,081,835
STAG Industrial, Inc.	22,818	648,716
Sun Communities, Inc.	13,673	1,850,367
VICI Properties, Inc.(a)	86,870	2,593,069
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
WP Carey, Inc.(a)	22,831	$1,593,604
		39,059,418
Food & Staples Retailing — 1.9%
Albertson’s Cos., Inc. (Class A Stock)	74,251	1,845,880
Performance Food Group Co.*	23,537	1,010,914
Sysco Corp.	66,800	4,723,428
US Foods Holding Corp.*(a)	112,791	2,982,194
		10,562,416
Food Products — 1.8%
Archer-Daniels-Midland Co.	26,800	2,156,060
Ingredion, Inc.	20,329	1,636,891
J.M. Smucker Co. (The)	12,340	1,695,640
Kellogg Co.(a)	28,691	1,998,615
Tyson Foods, Inc. (Class A Stock)	44,300	2,920,699
		10,407,905
Gas Utilities — 0.2%
Atmos Energy Corp.(a)	9,528	970,427
Health Care Equipment & Supplies — 2.1%
Cooper Cos., Inc. (The)	9,550	2,520,245
DENTSPLY SIRONA, Inc.(a)	43,399	1,230,362
Hologic, Inc.*	55,255	3,565,052
Integra LifeSciences Holdings Corp.*	64,739	2,742,344
Zimmer Biomet Holdings, Inc.	16,458	1,720,684
		11,778,687
Health Care Providers & Services — 3.3%
AmerisourceBergen Corp.	16,746	2,266,236
Encompass Health Corp.(a)	71,118	3,216,667
Enhabit, Inc.*	34,707	487,286
Laboratory Corp. of America Holdings	7,864	1,610,626
Molina Healthcare, Inc.*	19,372	6,389,660
Quest Diagnostics, Inc.(a)	27,900	3,423,051
Universal Health Services, Inc. (Class B Stock)	15,520	1,368,554
		18,762,080
Hotels, Restaurants & Leisure — 2.4%
Aramark	53,242	1,661,150
Denny’s Corp.*	232,107	2,184,127
Hilton Worldwide Holdings, Inc.	23,500	2,834,570
Hyatt Hotels Corp. (Class A Stock)*	13,514	1,094,094
International Game Technology PLC(a)	47,586	751,859
Wendy’s Co. (The)	97,690	1,825,826
Yum! Brands, Inc.	32,600	3,466,684
		13,818,310
Household Durables — 1.5%
Lennar Corp. (Class A Stock)(a)	37,958	2,829,769
Newell Brands, Inc.(a)	236,880	3,290,263
Toll Brothers, Inc.	53,991	2,267,622
		8,387,654
Independent Power & Renewable Electricity Producers — 0.4%
AES Corp. (The)	103,755	2,344,863

A2

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance — 9.6%
Aegon NV (Netherlands)(a)	750,275	$2,971,089
Alleghany Corp.*	5,700	4,784,409
Allstate Corp. (The)	19,500	2,428,335
American Financial Group, Inc.	25,200	3,097,836
American International Group, Inc.	27,178	1,290,412
Arthur J. Gallagher & Co.	18,251	3,124,936
Assurant, Inc.	15,122	2,196,773
Cincinnati Financial Corp.(a)	8,853	792,963
Everest Re Group Ltd.	18,964	4,976,912
Globe Life, Inc.	37,403	3,729,079
Hanover Insurance Group, Inc. (The)	33,428	4,283,464
Hartford Financial Services Group, Inc. (The)	50,996	3,158,692
Kemper Corp.	91,396	3,770,999
Old Republic International Corp.	125,500	2,626,715
Progressive Corp. (The)	34,500	4,009,245
Reinsurance Group of America, Inc.	13,214	1,662,453
W.R. Berkley Corp.	45,000	2,906,100
Willis Towers Watson PLC	10,894	2,189,041
		53,999,453
Interactive Media & Services — 0.2%
Cargurus, Inc.*(a)	97,347	1,379,407
IT Services — 2.7%
Amdocs Ltd.	30,517	2,424,576
DXC Technology Co.*	81,800	2,002,464
Genpact Ltd.	81,300	3,558,501
Global Payments, Inc.	42,732	4,617,192
Maximus, Inc.	50,400	2,916,648
		15,519,381
Leisure Products — 0.5%
Brunswick Corp.	27,526	1,801,577
Mattel, Inc.*	67,128	1,271,404
		3,072,981
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	11,397	1,385,305
ICON PLC*	8,109	1,490,272
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	29,876	762,734
PerkinElmer, Inc.	13,982	1,682,454
Syneos Health, Inc.*	60,137	2,835,460
		8,156,225
Machinery — 6.2%
AGCO Corp.	29,000	2,788,930
Ingersoll Rand, Inc.	34,579	1,495,888
ITT, Inc.	19,232	1,256,619
John Bean Technologies Corp.	28,278	2,431,908
Lincoln Electric Holdings, Inc.(a)	16,675	2,096,381
Middleby Corp. (The)*	47,078	6,033,987
Oshkosh Corp.	26,400	1,855,656
PACCAR, Inc.	24,639	2,062,038
Parker-Hannifin Corp.	10,900	2,641,179
Stanley Black & Decker, Inc.	17,165	1,290,980
Toro Co. (The)	42,300	3,658,104
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Westinghouse Air Brake Technologies Corp.	58,938	$4,794,606
Xylem, Inc.	27,300	2,384,928
		34,791,204
Media — 0.3%
Altice USA, Inc. (Class A Stock)*	42,895	250,078
Liberty Broadband Corp. (Class C Stock)*	16,956	1,251,353
		1,501,431
Metals & Mining — 1.1%
Franco-Nevada Corp. (Canada)	17,900	2,138,692
Reliance Steel & Aluminum Co.	12,000	2,092,920
Steel Dynamics, Inc.	28,300	2,007,885
		6,239,497
Multiline Retail — 0.4%
Dollar Tree, Inc.*	15,380	2,093,218
Multi-Utilities — 1.5%
CenterPoint Energy, Inc.	67,108	1,891,103
CMS Energy Corp.	35,140	2,046,554
Public Service Enterprise Group, Inc.	40,143	2,257,241
Sempra Energy	14,250	2,136,645
		8,331,543
Oil, Gas & Consumable Fuels — 4.6%
Coterra Energy, Inc.(a)	176,084	4,599,314
Devon Energy Corp.(a)	84,029	5,052,664
Diamondback Energy, Inc.	31,803	3,830,989
Hess Corp.	23,198	2,528,350
Marathon Oil Corp.	115,710	2,612,732
Pioneer Natural Resources Co.(a)	12,345	2,673,063
Plains GP Holdings LP (Class A Stock)*(a)	120,458	1,314,197
Targa Resources Corp.	27,643	1,667,979
Valero Energy Corp.	15,956	1,704,898
		25,984,186
Pharmaceuticals — 0.2%
Organon & Co.	42,119	985,585
Professional Services — 2.6%
Dun & Bradstreet Holdings, Inc.	69,720	863,831
KBR, Inc.	66,620	2,879,316
Leidos Holdings, Inc.	107,501	9,403,113
ManpowerGroup, Inc.	23,100	1,494,339
		14,640,599
Real Estate Management & Development — 0.0%
Jones Lang LaSalle, Inc.*	1,558	235,367
Road & Rail — 1.1%
J.B. Hunt Transport Services, Inc.	11,400	1,783,188
Knight-Swift Transportation Holdings, Inc.(a)	27,550	1,348,021
Landstar System, Inc.	14,600	2,107,802

A3

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
XPO Logistics, Inc.*(a)	24,332	$1,083,261
		6,322,272
Semiconductors & Semiconductor Equipment — 2.0%
Marvell Technology, Inc.	42,968	1,843,757
MKS Instruments, Inc.	53,527	4,423,471
NXP Semiconductors NV (China)	13,380	1,973,684
ON Semiconductor Corp.*	30,467	1,899,008
Skyworks Solutions, Inc.	15,300	1,304,631
		11,444,551
Software — 0.5%
Black Knight, Inc.*	17,821	1,153,553
Check Point Software Technologies Ltd. (Israel)*	7,974	893,247
Verint Systems, Inc.*	19,801	664,918
		2,711,718
Specialty Retail — 1.2%
Monro, Inc.(a)	44,258	1,923,453
Ross Stores, Inc.	50,659	4,269,034
Urban Outfitters, Inc.*(a)	37,297	732,886
		6,925,373
Technology Hardware, Storage & Peripherals — 0.5%
Hewlett Packard Enterprise Co.	147,800	1,770,644
Seagate Technology Holdings PLC(a)	15,118	804,731
		2,575,375
Textiles, Apparel & Luxury Goods — 0.8%
PVH Corp.	12,402	555,610
Skechers USA, Inc. (Class A Stock)*	46,291	1,468,350
Steven Madden Ltd.	84,280	2,247,748
		4,271,708
Trading Companies & Distributors — 1.0%
AerCap Holdings NV (Ireland)*(a)	83,308	3,526,428
United Rentals, Inc.*	6,200	1,674,744
Univar Solutions, Inc.*	18,135	412,390
		5,613,562

Total Common Stocks (cost $580,166,688)		537,616,399
Exchange-Traded Funds — 2.8%
iShares Russell Mid-Cap Value ETF	49,278	4,733,152
Vanguard Mid-Cap Value ETF	91,974	11,199,674

Total Exchange-Traded Funds (cost $17,390,502)		15,932,826
Preferred Stock — 0.2%
Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	16,010	950,786
(cost $1,414,586)

Total Long-Term Investments (cost $598,971,776)		554,500,011
	Shares	Value

Short-Term Investments — 13.1%
Affiliated Mutual Fund — 11.4%
PGIM Institutional Money Market Fund (cost $64,540,659; includes $64,356,358 of cash collateral for securities on loan)(b)(we)	64,585,979	$64,540,769
Unaffiliated Funds — 1.7%
Dreyfus Government Cash Management (Institutional Shares)	8,925,744	8,925,744
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	717,596	717,596

Total Unaffiliated Funds (cost $9,643,340)		9,643,340

Total Short-Term Investments (cost $74,183,999)		74,184,109

TOTAL INVESTMENTS—111.3% (cost $673,155,775)		628,684,120

Liabilities in excess of other assets — (11.3)%		(63,818,449)

Net Assets — 100.0%		$564,865,671

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
LP	Limited Partnership
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $62,422,463; cash collateral of $64,356,358 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

A4

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5